Net Loss Per Share Attributable To Common Stockholders (Details) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Jul. 22, 2021	Jul. 21, 2021
Earnings Per Share [Abstract]
Recapitalization exchange ratio			4.1193	4.1193
Numerator :
Net loss attributable to common stockholders, basic | $	$ 338,060	$ 14,021
Net loss available to common stockholders, diluted | $	$ 338,060	$ 14,021
Denominator:
Weighted average shares used in computing net loss per share attributable to common stockholders, basic (in shares) | shares	131,278	32,841
Weighted average shares used in computing net loss per share attributable to common stockholders, diluted (in shares) | shares	131,278	32,841
Net loss attributable to common stockholders, basic (in dollars per share) | $ / shares	$ 2.58	$ 0.43
Net loss attributable to common stockholders, diluted (in dollars per share) | $ / shares	$ 2.58	$ 0.43